SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements include some amounts that are based on management's best estimates and judgments. The most significant estimates relate to depreciation, amortization, and valuation of warrants and options to purchase shares of the Company's common stock. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1 - Unadjusted quoted prices in active markets for identical instruments that are accessible by the Company on the measurement date.

Level 2 - Quoted prices in markets that are not active or inputs which are either directly or indirectly observable.

Level 3 - Unobservable inputs for the instrument requiring the development of assumptions by the Company.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying values of the Company’s financial instruments including cash equivalents, restricted cash, accounts receivable, and accounts payable are approximately equal to their respective fair values due to the relatively short-term nature of these instruments. The Company’s warrant liabilities and derivative liabilities are estimated using level 3 inputs (see Note 3).

Derivative Financial Instruments

Derivative Financial Instruments

The Company has derivative financial instruments that are not hedges and do not qualify for hedge accounting. Changes in the fair value of these instruments are recorded in other income (expenses), on a net basis in the Consolidated Statements of Operations and Comprehensive Loss.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents at September 30, 2023 and December 31, 2022. The Company maintains cash deposits at several financial institutions, which are insured by the FDIC up to $250,000. The Company’s cash balance may at times exceed these limits. On September 30, 2023, and December 31, 2022, the Company had $0 and $1,229,863, respectively, in excess of federally insured limits. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. The Company maintains no international bank accounts. As of September 30, 2023, the Company reported cash of $161,450 and restricted cash of $10,000 which aggregates to $171,450 and is reported on the statement of cash flows as cash and restricted cash.

Accounts Receivable, Less Allowance for Doubtful Accounts

Accounts Receivable, Less Allowance for Doubtful Accounts

The Company estimates an allowance for doubtful accounts based upon an evaluation of the current status of receivables, historical experience, and other factors as necessary. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. The allowance for doubtful accounts was $0 on September 30, 2023, and December 31, 2022.

Revenue Recognition

Revenue Recognition

Revenues are recognized when a contract with a customer exists, and at that point in time when we have delivered a Nociscan report to our customer. Revenue is recognized in the amount that reflects the negotiated consideration expected to be received in exchange for those reports. Following the delivery of the report, the company has no ongoing obligations or services to provide to the customer. Customers pay no other upfront, licensing, or other fees. To date, our reports are not reimbursable under any third-party payment arrangements, The Company invoices its customers based on the billing schedules in its sales arrangements. Payment terms range generally from prepayment to 90 days from the date of invoice.

Liquidity, Capital Resources and Going Concern

Liquidity, Capital Resources and Going Concern

The Company had a cash and restricted cash balance of $171,450 as of September 30, 2023. On May 16, 2023, we entered into a securities purchase agreement with accredited investors for unsecured non-convertible note financing. The Company received $1,250,000 of gross proceeds in connection with the first tranche closing of this financing. The Company had the option, subject to certain conditions, to close on a second tranche of this financing. On September 1, 2023, the Company closed the second tranche of this financing. The Company received an additional $750,000 of gross proceeds in connection with the second tranche closing of this financing.

This interim bridge funding should allow the Company to operate into the fourth quarter of 2023. Management is actively managing our cash position and working to secure longer-term funding in the fourth quarter of 2023.

As a result of the Company’s recurring losses from operations and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Share-Based Compensation

Share-Based Compensation

The Company issues stock-based compensation awards to employees and directors in the form of stock options. The Company measures and recognizes compensation expense for all stock-based awards based on the awards’ fair value. Share-based compensation for stock options awards is measured on the date of grant using a Black-Scholes-Merton option pricing model.

Awards vest either on a graded schedule or at the grant date. The Company determines the fair value of each award as a single award and recognizes the expense on a straight-line basis over the service period of the award, which is generally the vesting period. The exercise price of stock options granted is equal to the fair market value of the Company’s common stock on the date of grant. Stock options expire ten years from the date of grant.

The Company has issued restricted stock units (“RSUs”) under the 2022 Plan to certain consultants that have a combination of time-based and performance-based vesting. The Company measures and recognizes compensation expense for all stock-based awards based on the awards’ fair value. The grant date fair value for a RSU is the market price of the common stock on the date of grant. One share of common stock (or its cash equivalent, at the discretion of the Company) is issued for each RSU that vests.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period to comply with certain new or revised accounting standards that have different effective dates for public and private companies.